Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	7,000,000,000	950,000,000
Common stock, shares issued	2,438,304,765	390,687,459
Common stock, shares outstanding	2,438,304,765	390,687,459